CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 46,185	$ 92,513
Marketable securities	44,180	39,497
Short-term bank deposits	207,679	155,879
Trade receivables, net of allowance for credit losses of $174 at December 31, 2022 and 2021	17,752	13,191
Other current assets and prepaid expenses	7,196	8,046
Inventories	11,428	11,580
Total current assets	334,420	320,706
LONG-TERM INVESTMENTS:
Marketable securities	90,148	98,224
Long-term bank deposits	43,765	79,708
Other assets	2,146	2,454
Total long-term investments	136,059	180,386
Property and equipment, net	21,068	20,240
Operating lease right-of-use assets	23,078	24,829
Intangible assets, net	19,686	10,731
Goodwill	68,008	41,144
Other long-term assets	41,269	37,334
Total assets	643,588	635,370
CURRENT LIABILITIES
Trade payables	6,464	4,310
Deferred revenues	108,243	99,922
Operating lease liabilities	4,685	5,090
Employees and payroll accruals	32,380	26,284
Other payables and accrued expenses	12,263	30,281
Total current liabilities	164,035	165,887
LONG-TERM LIABILITIES:
Deferred revenues	72,219	67,065
Operating lease liabilities	19,461	22,360
Other long-term liabilities	19,430	10,065
Total long-term liabilities	111,110	99,490
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 90,000,000 at December 31, 2022 and 2021; Issued: 61,345,900 and 60,641,047 shares at December 31, 2022 and 2021, respectively; Outstanding: 44,306,891 and 45,871,957 shares at December 31, 2022 and 2021, respectively	732	730
Additional paid-in capital	498,168	471,173
Treasury shares 17,039,009 and 14,769,090 of ordinary shares at December 31, 2022 and 2021, respectively	(303,299)	(243,023)
Accumulated other comprehensive loss	(4,844)	(455)
Retained earnings	141,402	141,568
Total Radware Ltd. shareholders' equity	332,159	369,993
Non-controlling interest	36,284	0
Total shareholders’ equity	368,443	369,993
Total liabilities and shareholders’ equity	$ 643,588	$ 635,370